(Loss)/profit before tax	12 Months Ended
Dec. 31, 2024
Lossprofit Before Tax
(Loss)/profit before tax

7.	(Loss)/profit before tax

(Loss)/profit before tax has been arrived at after charging/(crediting):

	2024	2023	2022
	S$	S$	S$

Amortization of intangible asset	231,710	217,124	85,474
(Reversal of)/provision for expected credit loss (“ECL”)	(2,110)	26,049	-
Bad debt written off	9,068	227,067	696,526
Depreciation of plant and equipment	55,754	207,649	123,006
Employee benefits expense (see below)	1,303,025	1,665,720	1,994,543
Exchange loss/(gain)	3,754	(96,964)	115,943
Loss on disposal of plant and equipment	533	-	245
Share-based payment expenses	3,606,000	-	-
Written-off of plant and equipment	53,295	1,731	7,925
Included in the employee benefits expense are as follows:
Salaries, bonuses, and allowances	1,148,061	1,471,162	1,800,863
Employer’s contribution to defined contributions plans	118,555	106,688	190,079
Skills development levy	1,580	2,035	3,601

Included in the above is key management personnel compensation as follows:

	2024	2023	2022
	S$	S$	S$

Salaries, bonuses, and allowances	264,000	264,000	319,320
Employer’s contribution to defined contributions plans	27,744	24,888	36,720

	291,744	288,888	356,040

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)